Revenue- By type (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Revenue by type of service
Revenue	¥ 308,810	$ 45,483	¥ 233,941
Customer management
Revenue by type of service
Revenue	112,173		94,310
P4P, in-feed and display marketing
Revenue by type of service
Revenue	99,297		86,016
Other customer management services
Revenue by type of service
Revenue	12,876		8,294
Commission
Revenue by type of service
Revenue	54,532		47,943
Membership fees
Revenue by type of service
Revenue	13,944		10,789
Logistics services
Revenue by type of service
Revenue	23,937		14,996
Cloud computing services
Revenue by type of service
Revenue	27,244		17,078
Sales of goods
Revenue by type of service
Revenue	63,216		38,908
Other revenue
Revenue by type of service
Revenue	¥ 13,764		¥ 9,917